Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Cash flows from operating activities:
Net profit/(loss)	¥ (33,740)	$ (4,892)	¥ (107,717)	¥ (18,292)
Adjustments to reconcile net profit/(loss) to net cash provided by operating activities:
Allowance for doubtful account	2,415	350	1,445	1,218
Depreciation and amortization	18,427	2,672	7,424	5,108
Unrealized exchange (income)/ loss	79	11	59	9
Share-based compensation expense	8,163	1,184	11,355	35,880
Interest expense	5,062	734	3,206	1,157
Investment (income)/loss	1,885	273	5,328	(137)
Gain on disposal of subsidiary	331	48
Share of (income)/loss of equity method investee	2,200	319	(2,660)	(239)
Deferred income tax	0		0	(466)
Amortization of right-of-use assets	27,788	4,029	32,941	8,408
Amortization of Directors and Officers Liability Insurance premium	7,891	1,144	7,798	6,127
Loss/(gain) on disposal of property, plant and equipment	513	74	(194)	44
Gain on termination of right-of-use assets	(7,215)	(1,046)
Adjustments to reconcile net profit/(loss) to net cash provided by operating activities:	33,799	4,900	(41,015)	38,817
Changes in operating assets and liabilities:
(Increase)/decrease in accounts receivable	531,001	76,988	(545,678)	(52,824)
(Increase)/decrease in insurance premium receivables	(575)	(83)	757	355
(Increase)/decrease in prepaid expense and other receivables	22,786	3,304	(40,020)	(30,755)
(Increase)/decrease in amounts due from related parties	(361)	(52)	123	29
Increase/(decrease) in amounts due to related party	(11,380)	(1,650)	11,875	(465)
(Increase)/decrease in other assets	200	29	0
Increase/(decrease) in accounts payable	(428,580)	(62,138)	452,550	103,091
Increase/(decrease) in insurance premium payables	(96,452)	(13,984)	(63,200)	61,632
(Increase)/decrease in contract assets	(56,522)	(8,195)	216	(216)
Increase/(decrease) in payroll and welfare payable	(49,760)	(7,215)	25,578	24,082
Increase/(decrease) in tax payable			0	2,234
Increase/(decrease) in other payables and accrued expenses	(13,155)	(1,907)	29,860	2,577
Increase/(decrease) in operating lease liabilities	(12,866)	(1,865)	(14,199)	(10,891)
Increase/(decrease) in contract liabilities	(3,202)	(464)	7,236
Net cash provided by/(used in) operating activities	(85,067)	(12,332)	(175,917)	137,666
Cash flows from investing activities:
Purchase of long-term investment	(10,000)	(1,450)	(33,614)	(22,450)
Purchase of property, equipment and intangible assets	(16,823)	(2,439)	(38,061)	(8,196)
Proceeds from disposal of property, equipment and intangible assets	1,048	152	980
Proceeds from disposal of investments	700	101	3,820
Acquisition of subsidiary, net of cash acquired	(25,964)	(3,764)	(14,292)	(569)
Cash received for disposal of subsidiary	3,640	528
Advances to a third party	(26,000)	(3,770)
Repayment from a third party	16,000	2,320
Interests received	876	127
Others	237	34	241	137
Net cash provided by/(used in) investing activities	(56,286)	(8,161)	(80,926)	(31,078)
Cash flows from financing activities:
Proceeds from borrowings	270,200	39,175	184,000	105,400
Repayments of borrowings	(367,524)	(53,286)	(40,503)	(61,266)
Proceeds from IPO, net of issuance costs				340,479
Repurchase of Class A common shares	(6,659)	(965)	(3,003)	(2,063)
Proceeds from exercise of share options	0	0	497	503
Cash received by subsidiaries from minority shareholders			900
Net cash provided by/(used in) financing activities	(101,133)	(14,663)	141,891	383,053
Effect of exchange rate changes on cash and cash equivalents	9,587	1,390	(5,012)	(10,020)
Net increase/(decrease) in cash and cash equivalents and restricted cash	(232,899)	(33,766)	(119,964)	479,621
Total cash and cash equivalents and restricted cash at beginning of year	608,984	88,294	728,948	249,327
Total cash and cash equivalents and restricted cash at end of year	376,085	54,528	608,984	728,948
Supplemental disclosure of cash flow information
Cash paid for interest	(10,614)	(1,539)	(7,813)	(4,386)
Cash paid for income tax
Supplemental disclosure of non-cash investing and financing activities
Accretion on redeemable preferred shares to redemption value			0	(4,274)
Increase in lease liabilities arising from obtaining operating lease right-of-use assets	2,011	292	13,400	270,256
Decrease in lease liabilities due to termination of lease contacts	(65,922)	(9,558)	¥ 0	¥ 0
Subsidiaries [Member]
Cash flows from financing activities:
Cash received by subsidiaries from minority shareholders	¥ 2,850	$ 413